Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - BSA Plan (Details) € / shares in Units, € in Thousands	1 Months Ended
	Oct. 31, 2019 EUR (€) shares employee € / shares	Jan. 31, 2018 EUR (€) shares employee € / shares
BSA2017
Disclosure of detailed information of operating income loss [line items]
Number of warrants granted (in shares) | shares		40,500
Exercise price (in euro per share) | € / shares		€ 18.00
Price of underlying share (euro per share) | € / shares		€ 18.00
Expected dividends		0.00%
Volatility		43.94%
Fair value (in thousands of euros) | €		€ 300
BSA2019
Disclosure of detailed information of operating income loss [line items]
Number of warrants granted (in shares) | shares	75,000
Exercise price (in euro per share) | € / shares	€ 3.71
Price of underlying share (euro per share) | € / shares	€ 3.78
Expected dividends	0.00%
Volatility	33.41%
Expected term | employee	2.5
Fair value (in thousands of euros) | €	€ 59
Tranche one | BSA2017
Disclosure of detailed information of operating income loss [line items]
Expected term | employee		5.5
Tranche two | BSA2017
Disclosure of detailed information of operating income loss [line items]
Expected term | employee		6
Tranche three | BSA2017
Disclosure of detailed information of operating income loss [line items]
Expected term | employee		6.5